Capital Management - Debt to Capital Ratios (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of capital management [abstract]
Total liabilities	$ 5,168,238	$ 158,199,746		$ 181,511,222
Less: Cash and cash equivalents	(2,733,151)	(83,661,739)	$ (2,668,232)	(81,674,572)	$ (57,578,981)	$ (53,290,433)
Net debt		74,538,007		99,836,650
Total equity	$ 6,677,474	204,397,483		209,620,998	$ 214,946,374	$ 224,852,647
Total capital		$ 278,935,490		$ 309,457,648
Debt to capital ratios	26.72%	26.72%	32.26%	32.26%